ACQUIRED INTANGIBLE ASSETS, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Acquired intangible assets with definite lives
Gross carrying amount	$ 2,518,535	$ 2,518,535
Accumulated amortization	(2,490,512)	(1,727,450)
Exchange differences	66,480	53,726
Total	94,503	844,811
Acquired intangible assets with indefinite lives
Movie theater licenses, Gross carrying amount	2,328,956	2,328,956
Movie theater licenses, Exchange difference	28,342	15,714
Movie theater licenses, Net carrying amount	2,357,298	2,344,670
Intangible Assets
Gross carrying amount, Total	4,847,491	4,847,491
Exchange difference, Total	94,822	69,440
Net carrying amount, Total	2,451,801	3,189,481
Amortization expenses	763,062	814,945	679,122
Expected amortization expenses of 2014	94,503
Expected amortization expenses of 2015	0
Expected amortization expenses of 2016	0
Expected amortization expenses of 2017	0
Expected amortization expenses of 2018	0
Impairment on acquired intangible assets	0	0	0
Membership
Acquired intangible assets with definite lives
Gross carrying amount	58,651	58,651
Accumulated amortization	(58,651)	(58,651)
Favorable lease
Acquired intangible assets with definite lives
Gross carrying amount	2,459,884	2,459,884
Accumulated amortization	(2,431,861)	(1,668,799)
Exchange differences	66,480	53,726
Total	$ 94,503	$ 844,811